Balance Sheet (USD $)	Sep. 30, 2011
Assets
Cash	$ 558,570
Prepaid expenses	37,924
Total current assets	596,494
Restricted cash held in trust	64,667,860
Total assets	65,264,354
Liabilities and Shareholders' Equity
Accounts payable and accrued expenses	73,109
Total current liabilities	73,109
Ordinary shares subject to possible redemption, 5,887,999 shares (at redemption value)	59,494,421
Commitments
Shareholders' equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized; none issued and outstanding	0
Ordinary shares, $0.001 par value, 49,000,000 shares authorized; 8,533,333 shares issued and outstanding (includes 5,887,999 shares subject to possible redemption)	8,534
Additional paid-in capital	6,012,051
Deficit accumulated during the development stage	(323,761)
Total shareholders' equity	5,696,824
Total liabilities and shareholders' equity	$ 65,264,354